Summary of significant accounting policies (Details Narrative)			12 Months Ended
	Jun. 02, 2025 SGD ($)	May 22, 2025 SGD ($)	Feb. 28, 2025 SGD ($) Segment	Feb. 28, 2025 USD ($) Segment	Feb. 29, 2024 SGD ($)	Feb. 28, 2025 USD ($)
Product Information [Line Items]
Current liabilities exceeded the current assets			$ 951,761	$ 705,350
Accumulated deficit			2,305,518		$ 1,853,068	$ 1,708,619
Deferred offering costs			787,977			583,970
Advance payment to a vendor			$ 147,135			$ 109,042
Number of reportable segment | Segment			1	1
Federal deposit insurance corporation			$ 100,000
Foreign currency exchange rate			0.7411			0.7411
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage					75.00%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage					16.00%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			60.00%	60.00%
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			37.00%	37.00%
Vendor A [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage					82.00%
Vendor B [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage					17.00%
Vendor C [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			90.00%	90.00%
Vendor D [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			5.00%	5.00%
Underwriting Agreement [Member] | IPO [Member] | Subsequent Event [Member]
Product Information [Line Items]
Proceeds from issuance of shares	$ 17,250,000	$ 14,520,000
Working capital		$ 3,630,000